Short-Term Investment	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Short-Term Investment

NOTE 3 – SHORT-TERM INVESTMENT

Short-term investments consisted of the following:

	As of December 31,
Short-term investments	2019	2018
Trading equity securities	$174,276	$138,437
Mutual fund	1,792,331	1,955,965
Total	$1,966,607	$2,094,402

Investment income (loss) for the years ended December 31, 2019 and 2018 consists of the following:

	For the years ended December 31,
	2019	2018
Gain /(Loss) from sales of short-term investments:
Trading equity securities	$41,010	$(234,380)
Mutual fund	65,381	51,832
Unrealized holding (loss) gain:
Trading equity securities	(3,147)	41,294
Net investment income (loss)	$103,244	$(141,254)